Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities in foreign currencies
	12/31/2021	12/31/2020
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	122,242	1,413,276
Foreign trade receivables, net of loss allowance for expected credit losses and advances to foreign customers	1,324	307,829
Other assets	186,548	1,767,626
Asset exposure from subsidiaries held for sale	3,839,194	-
	4,149,308	3,488,731
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(8,860,833)	(9,246,707)
Payables arising from imports, net of advances to foreign suppliers	(649,107)	(633,013)
Liabilities exposure from subsidiaries held for sale	(884,402)	-
	(10,394,342)	(9,879,720)
Foreign currency hedging instruments	2,933,572	4,837,554
Foreign currency hedging instruments from subsidiaries held for sale	1,786,471	-
Net liability position – total	(1,524,991)	(1,553,435)
Net (liability) asset position – income statement effect	(498,604)	186,306
Net liability position – equity effect from subsidiaries held for sale	(1,026,387)	(1,739,741)

Sensitivity analysis of assets and liabilities in foreign currency

The table below shows the effects of exchange rate changes on the net liability position of R$ 1,524,991 in foreign currency as of December 31, 2021:

	Risk	Scenario
		Base
Income statement effect	Real devaluation	(25,230)
	Net effect	(25,230)
Income statement effect	Real appreciation	25,230
	Net effect	25,230

Financial assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2021	12/31/2020
DI
Cash equivalents	5.a	1,943,164	2,241,852
Financial investments	5.b	1,607,608	3,749,852
Loans and debentures	17.a	(4,855,517)	(6,947,362)
Liability position of foreign exchange hedging instruments – DI	33.g	(2,283,625)	(2,124,146)
Liability position of fixed interest instruments + IPCA – DI	33.g	(2,364,583)	(2,203,705)
Net liability position in DI		(5,952,953)	(5,283,509)
TJLP
Loans – TJLP	17.a	(326)	(29,803)
Net liability position in TJLP		(326)	(29,803)
LIBOR
Asset position of foreign exchange hedging instruments – LIBOR	33.g	279,047	260,958
Loans – LIBOR	17.a	(275,936)	(573,484)
Net liability position in LIBOR		3,111	(312,526)
Total net liability position exposed to floating interest		(5,950,168)	(5,625,838)

Sensitivity analysis of floating interest rate risk

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2021
	Risk	Scenario
		Base
Exposure of interest rate risk
Interest effect on cash equivalents and financial	Increase in DI	153,160
Interest effect on debt in DI	Increase in DI	(360,652)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(221,157)
Incremental expenses		(428,649)
Interest effect on debt in TJLP	Increase in TJLP	(7)
Incremental expenses		(7)
Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	11
Interest effect on debt in LIBOR	Increase in LIBOR	(94)
Incremental expenses		(83)

Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments

The credit risk of financial institution and government of cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2021	12/31/2020
AAA	3,606,000	8,190,428
AA	740,879	317,894
A	116,594	163,838
Total	4,463,473	8,672,160

Loss allowance for expected credit losses balances on trade receivables

The subsidiaries of the Company maintained the following loss allowance for expected credit losses balances on trade receivables:

	12/31/2021	12/31/2020
Ipiranga	422,542	447,389
Ultragaz	135,565	113,621
Oxiteno (*)	-	16,430
Extrafarma (*)	-	73
Ultracargo	1,526	1,594
Total	559,633	579,107

(*) On December 31, 2021 the balances were reclassified to assets of subsidiaries held for sale.

Credit risk exposure

The table below presents information about credit risk exposure, resulting from the additions of the balances of trade receivables and reseller financing:

	12/31/2021			12/31/2020
	Weighted average rate of losses	Accounting balance	Provision for losses	Weighted average rate of losses	Accounting balance	Provision for losses
Current	0.6%	3,901,536	23,476	1.2%	3,751,067	44,091
less than 30 days	7.3%	109,284	8,005	2.2%	134,836	2,939
31-60 days	20.4%	57,545	11,746	8.2%	43,207	3,563
61-90 days	23.0%	39,177	9,016	10.9%	42,589	4,630
91-180 days	49.1%	50,588	24,818	36.8%	76,158	28,062
more than 180 days	57.5%	838,532	482,572	55.7%	890,756	495,822
		4,996,662	559,633		4,938,613	579,107

Summary of loss allowance for expected credit losses balances by geographic area

The information about loss allowance for expected credit losses balances by geographic area are as follows:

	12/31/2021	12/31/2020
Brazil	559,532	568,461
United States of America and Canada	3	1,146
Other Latin America countries	15	271
Europe	66	9,120
Others	17	109
	559,633	579,107

Positions of derivative financial instruments to hedge commodity price risk

The table below shows the positions of derivative financial instruments to hedge commodity price risk at December 31, 2021:

Derivative	Contract			Notional amount (m 3)		Notional amount (USD thousands)		Fair value (R$ thousands)
	Position	Product	Maturity	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Term	Sold	Heating Oil	jan-22	167,255	108,429	103,148	42,399	2,269	(563)
Term	Sold	RBOB	jan-22	29,413	-	17,112	-	(967)	-
								1,302	(563)

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities as of December 31, 2021 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	19,825,386	3,605,377	5,081,235	4,237,708	6,901,066
Currency and interest rate hedging instruments (3)	747,861	214,846	272,208	169,274	91,533
Trade payables	5,789,954	5,789,954	-	-	-
Leases payable	2,145,602	304,007	505,547	370,828	965,220

(1)	To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of 11.74% to 2022 and 10.32% to 2023; (ii) exchange rate of the Real against the U.S. dollar of R$ 5.75 in 2022, R$ 5.45 in 2023, R$ 5.10 in 2024 and R$ 4.90 as from 2025; (iii) TJLP of 6.08%; (iv) IPCA of 5.11% in 2022, 3.32% in 2023, 3.1% in 2024 and 3.0% as from 2025. (source: B3, Bulletin Focus and financial institutions).
(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)	The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x prefixed rate and DI x IPCA contracts quoted on B3 on December 31, 2021 and on the futures curve of LIBOR (ICE – Intercontinental Exchange) and commodities heating oil contracts quoted on New York Mercantile Exchange (“NYMEX”) on December 31, 2021. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Position of hedging instruments

The table below summarizes the position of hedging instruments entered by the Company and its subsidiaries:

Designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Note	Notional amount [1]		Fair value
		Assets	Liabilities			12/31/2021	12/31/2020	12/31/2021	12/31/2020
Foreign exchange swap	Debt	USD + 4.65%	104.87% DI	sep-23	33.h.1	USD 125,000	USD 185,000	212,510	298,889
Foreign exchange swap	Debt	USD + LIBOR-3M + 1.14%	105.00% DI	jun-22	33.h.1	USD 50,000	USD 50,000	109,332	94,782
Interest rate swap	Debt	4.59% + IPCA	102.00% DI	sep-28	33.h.1	R$ 2,266,054	R$ 806,054	166,468	203,837
Interest rate swap	Debt	6.47%	99.94% DI	nov-24	33.h.1	R$ 90,000	R$ 90,000	(9,044)	3,498
Term	Firm commitments	BRL	Heating Oil	jan-22	33.h.1	USD 120,260	USD 42,399	1,302	(563)
NDF	Firm commitments	BRL	USD	jan-22	33.h.1	USD 68,361	USD 23,124	5,702	(733)
								486,270	599,710

Not designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount [1]		Fair value
		Assets	Liabilities		12/31/2021	12/31/2020	12/31/2021	12/31/2020
Foreign exchange swap	Debt	USD + 0.18%	55.5% DI	-	-	USD 320,000	-	300,000519,260
NDF	Firm commitments	USD	BRL	jun-22	USD 625,762	USD 378,550	3,463	(112,152)
Interest rate swap	Debt	2.67%	100% DI	-	-	R$ 1,300,000	-	(5)
Interest rate swap	Debt	5.25%	DI - 1.36%	jun-29	USD 300,000	-	(126,752)	-
							(123,289)	407,103

(1) Currency as indicated.

Summary of foreign exchange hedging instruments designated as fair value hedge

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	175,000	235,000
Result of hedging instruments – gain/(loss) – R$	21,812	574,378
Fair value adjustment of debt – R$	47,064	(13,131)
Finance expense in the statements of profit or loss – R$	(105,059)	(597,735)
Average effective cost – DI %	104.9	104.1

For more information, see Note 17.c.1.

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	2,226,054	806,054
Result of hedging instruments – gain/(loss) – R$	(17,922)	67,446
Fair value adjustment of debt – R$	166,374	(18,446)
Finance expense in the statements of profit or loss – R$	(245,710)	(99,555)
Average effective cost – DI %	102.0	95.8

For more information, see Notes 17.f.2, 17.f.4, 17.f.6, 17.f.8, 17.f.9 and f.10.

In thousands, except the DI %	12/31/2021	12/31/2020
Notional amount – US$	90,000	90,000
Result of hedging instruments – gain/(loss) – R$	(10,088)	6,528
Fair value adjustment of debt – R$	11,756	3,250
Finance expense in the statements of profit or loss – R$	(5,914)	(8,968)
Average effective cost – DI %	99.9	99.9

For more information, see Note 17.f.7.

In thousands	12/31/2021	12/31/2020
Notional amount – US$	188,621	65,523
Result of hedging instruments – gain/(loss) – R$	(129,670)	(87,448)
Fair value adjustment of inventories – R$	(4,352)	18,468

Value of gains (losses) recognized

The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	12/31/2021
	Profit (loss)	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	(205,680)	-
b – Interest rate swaps in R$ (iii)	(101,488)	-
c – Non-derivative financial instruments (iv)	21,547	(753,655)
Total	(285,621)	(753,655)

	12/31/2020
	Profit (loss)	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	497,210	-
b – Currency swaps payable in U.S. dollars (ii)	(330,999)	80
c – Interest rate swaps in R$ (iii)	58,131	-
d – Non-derivative financial instruments (iv)	(919,219)	(737,471)
Total	(694,877)	(737,391)

	12/31/2019
	Profit or loss	Equity
a – Currency swaps receivable in U.S. dollars (i) and (ii) and commodities	230,000	-
b – Currency swaps payable in U.S. dollars (ii)	(1,667)	(80)
c – Interest rate swaps in R$ (iii)	(4,035)	-
d – Non-derivative financial instruments (iv)	(262,098)	(348,959)
Total	(37,800)	(349,039)

(i)	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments).
(ii)	Considers the designation effect of foreign exchange hedging.
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for more information see Note 17.b).

Fair values and the carrying values of the financial instruments

The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2021		12/31/2020
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	334,547	334,547	405,081	405,081
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	1,943,164	1,943,164	2,241,852	2,241,852
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	2,363	2,363	14,561	14,561
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	1,607,608	1,607,608	3,643,286	3,643,286
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	5.b	-	-	31,315	31,315
Fixed-income securities (guarantee of loans)	Measured at amortized cost	5.b	-	-	75,251	75,251
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	103,239	103,239	1,278,940	1,278,940
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	472,552	472,552	981,874	981,874
Trade Receivables	Measured at amortized cost	6.a	3,438,995	3,367,012	3,391,122	3,369,766
Reseller Financing	Measured at amortized cost	6.b	998,034	992,359	968,384	965,645
Total			8,900,502	8,822,844	13,031,666	13,007,571
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,011,374	1,011,374	1,308,928	1,308,928
Financing	Measured at amortized cost	17.a	8,082,323	8,380,088	9,406,013	10,186,947
Debentures	Measured at amortized cost	17.a	4,599,525	4,529,439	5,450,751	5,363,621
Debentures	Measured at fair value through profit or loss	17.a	2,487,244	2,487,244	1,093,365	1,093,365
Leases payable	Measured at amortized cost	14	1,348,311	1,348,311	1,833,288	1,833,288
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	197,177	197,177	117,159	117,159
Trade payables	Measured at amortized cost	18	5,789,954	5,727,724	4,040,652	4,008,457
Subscription warrants – indemnification	Measured at fair value through profit or loss	25	51,296	51,296	86,439	86,439
Total			23,567,204	23,732,653	23,336,595	23,998,204

Summary of the financial assets and financial liabilities measured at fair value

The table below shows the categories of the financial assets and financial liabilities:

	Category	Note	12/31/2021	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	334,547	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	1,943,164	-	1,943,164
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	2,363	2,363	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	1,607,608	1,607,608	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	103,239	-	103,239
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	472,552	-	472,552
Trade Receivables	Measured at amortized cost	6.a	3,367,012	-	-
Reseller Financing	Measured at amortized cost	6.b	992,359	-	-
Total			8,822,844
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,011,374	-	1,011,374
Financing	Measured at amortized cost	17.a	8,380,088	-	-
Debentures	Measured at amortized cost	17.a	4,529,439	-	-
Debentures	Measured at fair value through profit or loss	17.a	2,487,244	-	2,487,244
Leases payable	Measured at amortized cost	14	1,348,311	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	197,177	-	197,177
Trade payables	Measured at amortized cost	18	5,727,724	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	51,296	-	51,296
Total			23,732,653

	Category	Note	12/31/2020	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and bank	Measured at amortized cost	5.a	405,081	-	-
Financial investments in local currency	Measured at fair value through other comprehensive income	5.a	2,241,852	-	2,241,852
Financial investments in foreign currency	Measured at fair value through profit or loss	5.a	14,561	14,561	-
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	5.b	3,643,286	3,643,286	-
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	5.b	31,315	-	31,315
Fixed-income securities (guarantee of loans)	Measured at amortized cost	5.b	75,251	-	-
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	5.b	1,278,940	30,245	1,248,695
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	5.b	981,874	-	981,874
Trade Receivables	Measured at amortized cost	6.a	3,369,766	-	-
Reseller Financing	Measured at amortized cost	6.b	965,645	-	-
Total			13,007,571
Financial liabilities:
Financing	Measured at fair value through profit or loss	17.a	1,308,928	-	1,308,928
Financing	Measured at amortized cost	17.a	10,186,947	-	-
Debentures	Measured at amortized cost	17.a	5,363,621	-	-
Debentures	Measured at fair value through profit or loss	17.a	1,093,365	-	1,093,365
Leases payable	Measured at amortized cost	14	1,833,288	-	-
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	17.a	117,159	-	117,159
Trade payables	Measured at amortized cost	18	4,008,457	-	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	86,439	-	86,439
Total			23,998,204
(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.

Changes in exchange rate
12/31/2021	Risk	Scenario Base
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar appreciation	137,304
(2) Debts / firm commitments in dollars		(137,301)
(1)+(2)	Net effect in result	3
Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar devaluation	49,935,747
(4) Gross margin of Oxiteno/Ipiranga		(49,935,747)
(3)+(4)	Net effect in result	-
Cash Flow Hedge
(1) Cash Flow Hedge	Dollar devaluation	528,360
(2) Debts		(528,360)
(1)+(2)	Net effect in equity	-
Net Investment hedge in foreign entities
(1) Net Investment Hedge	Dollar devaluation	252,423
(2) Debts		(252,423)
(1)+(2)	Net effect in equity	-

Summary of variation of derivative instruments hedging object
12/31/2021	Risk	Scenario Base
Interest rate swap (Real) – Debentures - CRA
(1) Fixed rate swap - DI	Decrease in Pre-fixed rate	(20,053,149)
(2) Fixed rate debt		20,053,149
(1)+(2)	Net effect in result	-